Income Taxes - components of deferred taxes - Additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0
Operating loss carryforwards, foreign	46,400
Operating loss carryforwards, state and local	40,100
Operating loss carryforward	$ 40,400